Personnel Salaries and Expenses (Tables)	12 Months Ended
Dec. 31, 2019
Personnel Salaries and Expenses [Abstract]
Schedule of personnel expenses

For the years ended December 31, 2019, 2018 and 2017, the composition of personnel salaries and expenses is as follows:

	For the years ended December 31,
	2019	2018	2017
	MCh$	MCh$	MCh$

Personnel compensation	260,445	259,354	250,962
Bonuses or gratifications	78,534	72,728	75,181
Stock-based benefits	(315)	(337)	2,752
Seniority compensation	25,006	21,869	26,120
Pension plans	566	1,069	2,039
Training expenses	4,918	3,782	2,867
Day care and kindergarten	2,731	2,778	2,505
Health funds	-	-	4,748
Welfare funds	6,644	6,040	896
Other personnel expenses	31,628	30,281	28,897
Total	410,157	397,564	396,967